Submission	May 29, 2025
Submission [Line Items]
Central Index Key	0000042582
Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES